FAIR VALUE MEASUREMENTS (Schedule of Assets and Liabilities at Fair Value Measured on Recurring Basis) (Details) (USD $)	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities - warrant instruments	$ 6,062,386	$ 7,653,928	$ 6,830,711	$ 15,244,754	$ 8,029,728
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities - warrant instruments	0	0		0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities - warrant instruments	0	0		0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities - warrant instruments	$ 6,062,386	$ 7,653,928		$ 15,244,754